Reclassification Out of Accumulated Other Comprehensive Income (Loss) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net		¥ 3,424	¥ (587)	¥ (1,442)
Income taxes		(5,911)	(61)	(2,493)
Net income (loss)		12,948	(35,540)	¥ (3,821)
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total amount reclassified, net of tax		453	43
Reclassification out of Accumulated Other Comprehensive Income | Accumulated Net Unrealized Investment Gain (Loss)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net	[1]	(750)	(1,396)
Income taxes		255	494
Net income (loss)	[1]	(495)	(902)
Reclassification out of Accumulated Other Comprehensive Income | Accumulated Defined Benefit Plans Adjustment
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of actuarial loss	[2]	1,276	1,264
Amortization of prior service cost	[1],[2]	(168)	(168)
Income taxes	[1]	(160)	(151)
Net income (loss)		¥ 948	¥ 945

[1]	Amounts in parentheses indicate a gain in the consolidated statements of operations.
[2]	The accumulated other comprehensive income components are included in the computation of net periodic pension cost (see note 16 for additional details).